SCHEDULE OF DEFERRED TAX ASSETS AND LIABILITIES RECOGNIZED BY THE COMPANY (Details) $ in Thousands	6 Months Ended			12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 SGD ($)	Jun. 30, 2024 SGD ($)	Dec. 31, 2024 SGD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities		$ (26)	$ 74	$ 74
Recognized in statements of income			64	(100)
Deferred tax assets and liabilities		(26)		(26)
Property, Plant and Equipment [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities		(31)	69	69
Recognized in statements of income				(100)
Deferred tax assets and liabilities		(31)		(31)
Provisions [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Deferred tax assets and liabilities		5	$ 5	5
Recognized in statements of income
Deferred tax assets and liabilities		$ 5		$ 5